Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment are summarized as follows (in thousands):

	As of December 31,
	2021	2020
Computer equipment, purchased software and software developed for internal-use	$22,517	$22,408
Leasehold improvements	22,747	26,675
Furniture and equipment	9,087	11,075
Rentable onsite solutions equipment	6,324	6,326
Other	511	66

Property and equipment, gross	61,186	66,550
Less accumulated depreciation	(45,852)	(44,835)

Property and equipment, net	$15,334	$21,715